Note 5 - Restatement and Revision of Financial Statements - Line Items Restated on Consolidated Financial Statements (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Current trade and other receivables	$ 672,615	$ 658,844
Current assets	1,022,258	1,050,162
Deferred income tax assets	11,895	5,486
Long term liabilities	822,264	538,191
Total Assets	1,626,503	1,601,393
Accumulated deficit	(1,390,701)	(1,081,139)
Equity at end of period	(89,015)	216,535
Total liabilities and shareholders’ equity deficit	1,626,503	1,601,393
Other operating expenses	226,181	95,304
Administrative, selling and operating expenses	681,109	514,782
Operating profit before the following	31,106	125,729
Loss before income taxes	(208,827)	545,190
Total tax expense (income)	11,229	20,671
Profit (loss) from continuing operations	(220,056)	524,519
Profit (loss) for the year	(242,435)	518,574
Shareholders of Just Energy	(242,243)	509,276
Non-controlling interest	$ (192)	$ 9,298
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (1.54)	$ 3.45
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	(1.54)	2.65
Basic earnings (loss) per share available to shareholders (in CAD per share)	(1.68)	3.42
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (1.68)	$ 2.62
Total comprehensive income (loss) for the year, net of tax	$ (237,413)	$ 540,147
Shareholders of Just Energy	(237,221)	530,849
Profit (loss) before income taxes	(231,202)	539,248
Net change in working capital balances	(12,973)	(36,425)
Gas in storage	2,943	2,342
Other current assets	169,240	112,214
Trade and other payables	(714,110)	(590,018)
Deferred revenue	(43,228)	(38,710)
Income tax payable	(11,895)	(5,486)
Previously stated [member]
Statement Line Items [Line Items]
Current trade and other receivables	783,780	664,528
Current assets	1,133,423
Deferred income tax assets	9,492	7,304
Long term liabilities	603,674
Total Assets	1,746,068
Accumulated deficit	(1,271,136)	(1,066,931)
Equity at end of period	30,550
Total liabilities and shareholders’ equity deficit	1,746,068
Other operating expenses	115,016
Administrative, selling and operating expenses	569,944
Operating profit before the following	142,271
Loss before income taxes	(97,662)
Total tax expense (income)	2,829
Profit (loss) from continuing operations	(100,491)
Profit (loss) for the year	(122,870)
Shareholders of Just Energy	(122,678)
Non-controlling interest	$ (192)
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (0.73)
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	(0.73)
Basic earnings (loss) per share available to shareholders (in CAD per share)	(0.88)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.88)
Total comprehensive income (loss) for the year, net of tax	$ (117,848)
Shareholders of Just Energy	(117,656)
Profit (loss) before income taxes	(120,037)
Net change in working capital balances	(124,138)
Gas in storage		11,812
Other current assets		109,697
Trade and other payables		(583,655)
Deferred revenue		(41,684)
Income tax payable	(9,492)	(7,304)
Increase (decrease) due to voluntary changes in accounting policy [member]
Statement Line Items [Line Items]
Current trade and other receivables	(111,165)
Current assets	(111,165)
Deferred income tax assets	(8,400)
Long term liabilities	(8,400)
Total Assets	(119,565)
Accumulated deficit	(119,565)
Equity at end of period	(119,565)
Total liabilities and shareholders’ equity deficit	(119,565)
Other operating expenses	111,165
Administrative, selling and operating expenses	111,165
Operating profit before the following	(111,165)
Loss before income taxes	(111,165)
Total tax expense (income)	8,400
Profit (loss) from continuing operations	(119,565)
Profit (loss) for the year	(119,565)
Shareholders of Just Energy	(119,565)
Non-controlling interest
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (0.80)
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	(0.80)
Basic earnings (loss) per share available to shareholders (in CAD per share)	(0.80)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.80)
Total comprehensive income (loss) for the year, net of tax	$ (119,565)
Shareholders of Just Energy	(119,565)
Profit (loss) before income taxes	(111,165)
Net change in working capital balances	111,165
Income tax payable	8,400
Increase (decrease) due to corrections of prior period errors [member]
Statement Line Items [Line Items]
Current trade and other receivables		(5,684)
Deferred income tax assets		(1,818)
Accumulated deficit		(14,208)
Gas in storage		(9,470)
Other current assets		2,517
Trade and other payables		(6,363)
Deferred revenue		2,974
Income tax payable		1,818
As revised [member]
Statement Line Items [Line Items]
Current trade and other receivables	672,615	658,844
Current assets	1,022,258
Deferred income tax assets	1,092	5,486
Long term liabilities	595,274
Total Assets	1,626,503
Accumulated deficit	(1,390,701)	(1,081,139)
Equity at end of period	(89,015)
Total liabilities and shareholders’ equity deficit	1,626,503
Other operating expenses	226,181
Administrative, selling and operating expenses	681,109
Operating profit before the following	31,106
Loss before income taxes	(208,827)
Total tax expense (income)	11,229
Profit (loss) from continuing operations	(220,056)
Profit (loss) for the year	(242,435)
Shareholders of Just Energy	(242,243)
Non-controlling interest	$ (192)
Basic earnings (loss) per share from continuing operations available to shareholders (in CAD per share)	$ (1.54)
Diluted earnings (loss) from continuing operations per share available to shareholders (in CAD per share)	(1.54)
Basic earnings (loss) per share available to shareholders (in CAD per share)	(1.68)
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (1.68)
Total comprehensive income (loss) for the year, net of tax	$ (237,413)
Shareholders of Just Energy	(237,221)
Profit (loss) before income taxes	(231,202)
Net change in working capital balances	(12,973)
Gas in storage		2,342
Other current assets		112,214
Trade and other payables		(590,018)
Deferred revenue		(38,710)
Income tax payable	$ (1,092)	$ (5,486)